Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Period of unconditional right of return	7 days
Deferred income	¥ 1,954,000	¥ 1,726,000
Number of instalment period	12 months
Amount of unfulfilled performance obligations	¥ 1,410,000	1,118,000
Contract balances
Amount of contract assets balance	151,117	177,783
Contract liabilities	1,954,000	1,726,000
Weipin Coins
Disaggregation of Revenue
Deferred income	138,017	150,240
Amount of unfulfilled performance obligations	355,000	382,000
Contract balances
Contract liabilities	¥ 138,017	¥ 150,240
Maximum
Disaggregation of Revenue
Number of instalment period	24 months